Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,127,600.00
Total Fee Amount	155.72
Total Offset Amount	0.00
Net Fee	$ 155.72
Offering Table N/A
Offset Table N/A	N/A